Nov. 01, 2018
Putnam Money Market

Prospectus Supplement	November 1, 2018

Putnam Government Money Market Fund
Putnam Money Market Fund
Prospectuses dated January 30, 2018

Class T1 shares will be terminated effective December 5, 2018. Class T1 shares of each fund acquired prior to December 5, 2018 will convert automatically to class A shares effective December 5, 2018.

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